Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2021
Disclosure of detailed information about business combination [Line Items]
Loans and advances		¥ 104,635,815	¥ 97,714,938
Gain recognized as a result of remeasuring previously held interest to fair value			¥ 405	¥ 22,040
Daiwa SB Investments Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate	48.96%			50.12%
Equity interest acquired	50.12%
Gain recognized as a result of remeasuring previously held interest to fair value				¥ 21,998
Assets other than cash or cash equivalents				72,642
Liabilities assumed				¥ 21,330
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate				50.12%
Equity ownership interest					51.19%
Fullerton India Credit Company Limited [Member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired						74.90%
Loans and advances		306,413				¥ 306,413
Gross contractual amounts receivable		336,027
Gross contractual amounts receivable, expected to be uncollectible		30,273
Assets other than cash or cash equivalents		387,899
Liabilities assumed		¥ 334,272